Financial Statement Schedule I - Condensed Financial Information of Parent Company Balance Sheets (Parenthetical) (Details)	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Mar. 31, 2018 shares	Sep. 18, 2015 $ / shares shares	Sep. 18, 2015 ¥ / shares shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | (per share)					$ 0.00005	¥ 0.0003
Ordinary shares, shares authorized					1,000,000,000	1,000,000,000
Ordinary shares, shares issued					1	1
Ordinary shares, shares outstanding				4,329,000
Class A Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	796,062,195	796,062,195
Ordinary shares, shares issued	1,978,621	1,830,183
Ordinary shares, shares outstanding	1,792,560	1,728,006	1,773,301	63,714
Class B Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	826,389	826,389
Ordinary shares, shares issued	826,389	826,389
Ordinary shares, shares outstanding	826,389	826,389	826,389
Class C Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	203,111,416	203,111,416
Ordinary shares, shares issued	4,110,248	4,258,686
Ordinary shares, shares outstanding	4,110,248	4,258,686	4,265,286	4,265,286
Parent Company | Class A Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	796,062,195	796,062,195
Ordinary shares, shares issued	1,978,621	1,830,183
Ordinary shares, shares outstanding	1,792,560	1,728,006
Parent Company | Class B Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	826,389	826,389
Ordinary shares, shares issued	826,389	826,389
Ordinary shares, shares outstanding	826,389	826,389
Parent Company | Class C Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	203,111,416	203,111,416
Ordinary shares, shares issued	4,110,248	4,258,686
Ordinary shares, shares outstanding	4,110,248	4,258,686